Document And Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information
Entity Registrant Name	GlyEco, Inc.
Entity Central Index Key	0000931799
Document Type	S-1
Document Period End Date	Sep. 30, 2015
Current Fiscal Year End Date	--12-31
Amendment Flag	true
Amendment Description

This Post-Effective Amendment No. 1 to the Registration Statement on Form S-1 (File No. 333-207608) (the "Registration Statement") of GlyEco, Inc., a Nevada corporation (the "Company"), which was declared effective by the Securities and Exchange Commission (the "SEC") on December 15, 2015, is being filed pursuant to the undertakings contained in Part II, Item 17 of the Registration Statement (i) to extend the expiration date of the Company's Rights Offering from January 22, 2016 to February 24, 2016, and (ii) to include certain disclosures related to the events set forth in the Form 8-K filed by the Company with the SEC on January 4, 2016.

The information included in this filing amends this Registration Statement and the Prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 1. All applicable registration fees were paid at the time of the original filing of the Registration Statement.

The information in this prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3